Deferred Revenue - Summary of Contract Liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2023	Dec. 31, 2022
Contract liabilities [abstract]
Non-current	¥ 148	¥ 106
Current	2,854	2,170
Contract liabilities	¥ 3,002	¥ 2,276